Fair Value Measurements (Details) - Schedule of financial instruments that are measured or disclosed at fair value - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Level 1 [Member]
Assets:
Cash equivalents	$ 166	$ 4,863	$ 35,856
Total	166	4,863	35,856
Liabilities:
Derivative liability
Level 2 [Member]
Assets:
Cash equivalents
Total
Liabilities:
Derivative liability
Level 3 [Member]
Assets:
Cash equivalents
Total		(3,488)	$ (4,384)
Liabilities:
Derivative liability		$ (3,488)